SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2023
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 86%, 84%, and 83% of all purchases made in 2023, 2022, and 2021, respectively. Our largest supplier, Carrier and its affiliates, accounted for 65%, 60%, and 61% of all purchases made in 2023, 2022, and 2021, respectively. See Note 19.
A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially adversely impact our consolidated results of operations and consolidated financial position.
At December 31, 2023, $85,913 was recorded as a reduction of inventories related to pricing claim advances, of which $63,546 was provided by Carrier and its affiliates. At December 31, 2022, $92,402 was recorded as a reduction of inventories related to pricing claim advances, of which $69,814 was provided by Carrier and its affiliates.